FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3340 Peachtree Road NE
         Suite 1755
         Atlanta, GA  30326

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      February 14, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       50

Form 13F Information Table Value Total:       $20584



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      278     6422 SH       SOLE                              6422
AT&T Corp                      COM              00206R102      257     8497 SH       SOLE                              8497
Abbott Laboratories            COM              002824100      268     4759 SH       SOLE                              4759
Accenture PLC                  COM              g1150g111      432     8110 SH       SOLE                              8110
Activision Blizzard, Inc.      COM              00507v109      183    14870 SH       SOLE                             14870
Amazon.Com Inc                 COM              023135106      350     2020 SH       SOLE                              2020
American Electric Power Co Inc COM              025537101      404     9780 SH       SOLE                              9780
Amgen Inc                      COM              031162100      258     4015 SH       SOLE                              4015
Amphenol Corp-CL A             COM              032095101      467    10295 SH       SOLE                             10295
Apple Inc                      COM              037833100      984     2430 SH       SOLE                              2430
Arch Capital Group             COM              G0450A105      338     9090 SH       SOLE                              9090
Bristol Myers Squibb Co        COM              110122108      422    11987 SH       SOLE                             11987
CVS/Caremark Corp              COM              126650100      532    13037 SH       SOLE                             13037
Caterpillar Inc                COM              149123101      294     3240 SH       SOLE                              3240
Chevron Corp                   COM              166764100      729     6855 SH       SOLE                              6855
Cimarex Energy Co              COM              171798101      210     3390 SH       SOLE                              3390
Coach Inc                      COM              189754104      224     3675 SH       SOLE                              3675
Coca Cola Co                   COM              191216100      879    12568 SH       SOLE                             12568
Colgate Palmolive Co           COM              194162103      306     3309 SH       SOLE                              3309
Costco Wholesale Corp          COM              22160K105      383     4600 SH       SOLE                              4600
Danaher Corp                   COM              235851102      448     9520 SH       SOLE                              9520
Dell Inc                       COM              24702R101      312    21300 SH       SOLE                             21300
Disney, Walt Co                COM              254687106      274     7310 SH       SOLE                              7310
Exxon Mobil Corp               COM              30231G102     1074    12666 SH       SOLE                             12666
Freeport McMoran Copper & Gold COM              35671D857      263     7150 SH       SOLE                              7150
General Electric Co            COM              369604103      315    17567 SH       SOLE                             17567
Gilead Sciences Inc.           COM              375558103      285     6955 SH       SOLE                              6955
Google                         COM              38259P508      423      655 SH       SOLE                               655
Home Depot Inc                 COM              437076102     1052    25026 SH       SOLE                             25026
International Business Machine COM              459200101      713     3878 SH       SOLE                              3878
Johnson & Johnson              COM              478160104      484     7384 SH       SOLE                              7384
Kellogg Co                     COM              487836108      301     5960 SH       SOLE                              5960
McDonalds Corp                 COM              580135101      359     3579 SH       SOLE                              3579
McKesson HBOC Inc              COM              58155Q103      218     2800 SH       SOLE                              2800
Merck & Co Inc                 COM              58933Y105      211     5592 SH       SOLE                              5592
Microsoft Corp                 COM              594918104      465    17905 SH       SOLE                             17905
Omnicom Group                  COM              681919106      255     5710 SH       SOLE                              5710
Pfizer Inc                     COM              717081103      266    12301 SH       SOLE                             12301
Praxair Inc                    COM              74005P104      324     3035 SH       SOLE                              3035
Procter & Gamble Co            COM              742718109      859    12880 SH       SOLE                             12880
Reliance Steel                 COM              759509102      365     7494 SH       SOLE                              7494
Schlumberger Ltd               COM              806857108      343     5014 SH       SOLE                              5014
Southern Co                    COM              842587107      218     4712 SH       SOLE                              4712
Stryker Corp                   COM              863667101      262     5280 SH       SOLE                              5280
U.S. Bancorp                   COM              902973304      236     8730 SH       SOLE                              8730
United Technologies Corp       COM              913017109      661     9043 SH       SOLE                              9043
UnitedHealth Group Inc         COM              91324p102      213     4200 SH       SOLE                              4200
Verizon Communications         COM              92343v104      451    11240 SH       SOLE                             11240
Wal-Mart Stores Inc            COM              931142103      435     7277 SH       SOLE                              7277
Western Digital Corp           COM              958102105      302     9745 SH       SOLE                              9745